Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Profit for the year	$ 122,951,543	$ 108,863,270	$ 145,251,024
Adjustments to reconcile profit to net cash provided by operating activities:
Depreciation and amortization	41,440,551	41,134,237	40,382,628
Interest expense	42,153,588	53,628,356	58,680,985
Amortization of loan financing fees and modification gain	1,246,265	2,263,416	1,994,191
Unrealized (gain)/ loss, net on derivatives	(1,653,464)	291,873	(20,135)
Interest income	(2,191,740)	(3,445,203)	(4,104,564)
Other non-cash items	1,010	(6,005)	(43,323)
Loss on debt extinguishment	1,383,768
Gain from modification of loans		(1,828,959)
Unrealized foreign exchange (gain)/ loss	(1,834,591)	907,110	(712,765)
Total reconciliation adjustments	80,545,387	92,944,825	96,177,017
Changes in working capital:
Trade and other receivables	(45,321,044)	17,674,147	(5,853,175)
Prepaid expenses and other current assets and non - current assets	(1,672,687)	(1,902,362)	(824,682)
Inventories	7,067,950	1,012,352	(8,343,486)
Trade payables	(5,973,333)	(4,470,575)	10,958,162
Accrued expenses and other current liabilities	2,782,144	2,398,299	(530,625)
Deferred revenue			(4,255,500)
Claims receivable	(77,521)	(127,048)	(7,137)
Due to related parties	(530,030)	(129,944)	659,974
Due from related parties	(6,286,469)		449,629
Total changes in working capital	(50,010,990)	14,454,869	(7,746,840)
Interest paid	(42,184,422)	(53,444,573)	(59,649,091)
Net cash provided by operating activities	111,301,518	162,818,391	174,032,110
CASH FLOWS FROM INVESTING ACTIVITIES
Decrease in restricted cash		1,449,925	2,032,927
Increase in restricted cash	(964,316)	(1,500,000)
Payments for special survey and drydocking costs	(3,416,523)	(11,189,402)	(3,306,052)
Payments for vessels and advances for acquisition of vessels	(40,193,651)
Interest received	2,154,731	3,299,288	2,233,711
Net cash (used in)/ provided by investing activities	(42,419,759)	(7,940,189)	960,586
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term borrowings	195,000,000	199,260,000	197,000,000
Repayments of long-term borrowings	(236,857,084)	(246,117,877)	(243,355,165)
Capital distribution		(106,562,497)	(159,360,835)
Dividends paid	(70,681,085)
Payment of long-term borrowing fees	(1,300,000)	(1,259,319)	(1,350,000)
Net proceeds from common share issuance	110,392,854
Net cash used in financing activities	(3,445,315)	(154,679,693)	(207,066,000)
Effects of exchange rate changes of cash held in foreign currency	1,856,633	(847,236)	719,818
Net change in cash and cash equivalents	65,436,444	198,509	(32,073,304)
Cash and cash equivalents at beginning of year	49,343,664	49,992,391	81,345,877
Cash and cash equivalents at end of year	116,636,741	49,343,664	49,992,391
Supplemental cash flow information
Capital expenditures included in trade payables	$ 2,005,728	$ 1,242,578	$ 803,751